NOTES PAYABLE (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended					0 Months Ended					12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended
	Dec. 21, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 24, 2013	May 10, 2013	Aug. 31, 2012	Mar. 25, 2013 AudioEye Acquisition Corporation	Mar. 22, 2013 AudioEye Acquisition Corporation	Aug. 15, 2012 AudioEye Acquisition Corporation	Dec. 31, 2013 Maximum	Dec. 31, 2012 AudioEye Acquisition Corp Notes	Dec. 31, 2012 AEAC Debentures	Mar. 31, 2013 AEAC Debentures	Oct. 24, 2011 Maryland TEDCO	Dec. 31, 2013 Maryland TEDCO	Dec. 31, 2012 Maryland TEDCO	Mar. 31, 2014 Maryland TEDCO	Aug. 03, 2013 Note Payable	Mar. 31, 2014 Note Payable	Dec. 31, 2013 Note Payable	Feb. 06, 2013 CMGO Investors, LLC	Dec. 31, 2012 CMGO Investors, LLC	Aug. 17, 2012 CMGO Investors, LLC	Aug. 17, 2012 CMGO Investors, LLC Maximum	Dec. 31, 2012 Loans Payable
Notes Payable
Short Term		$ 24,000		$ 172,845	$ 1,466,700								$ 1,017,700				$ 24,000	$ 24,000	$ 24,000			$ 148,845		$ 425,000
Long Term		69,800		79,800	97,800												79,800	97,800	69,800
Discount		0		1,155																6,930	0	1,155
Carrying amount of debt																	103,800	121,800	93,800	143,070							74,900
Interest rate														8.00%						10.00%					8.00%		25.00%
Due date from the date of issuance														1 year													4 years
Accrued interest																						2,384					74,900
Face amount of debt														1,017,700	382,500	149,800				150,000		224,000			425,000
Monthly payments																2,000
Total payments				218,000	742,000												18,000	24,000
Debt conversion - percent of total issued and outstanding common shares as of conversion date																									10.00%
Debt conversion - number of shares																										6,000,000
Total payments on debt																							200,000
Payment of accrued interest																					3,658		16,339
Repayment of debt											700,000										150,000		183,661
Principal amount of debt converted to common shares									1,400,200	1,400,200													241,359
Number of common shares issued for conversion of debt	5,186,860								5,871,752	5,871,752													1,998,402
Common shares issued for conversion of debt, percentage of total common shares outstanding																							5.67856%
Conversion option of principal and interest (in dollars per share)								$ 0.25						$ 0.25
Accrued interest of debt converted to common shares									67,732	67,732
Warrants to purchase shares				1,142,000		10,888,336														20,000
Strike price (in dollars per share)							$ 1.22					$ 0.60								$ 0.50		$ 0.40
Share price (in dollars per share)																				$ 0.47
Term																				5 years
Volatility (as a percent)																				100.00%
Dividends (as a percent)																				0.00%
Discount rate (as a percent)																				1.36%
Amortization expense		$ 99,098	$ 88,794	$ 354,368	$ 135,030																$ 1,155	$ 5,755